Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are used in determining values of goodwill and identifiable intangible assets, revenues and the net realizable value of inventory. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

A substantial portion of the Company’s revenues is denominated in U.S. dollars (“dollars”). The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting Currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters. All transactions gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments with original maturities of less than three months from date of purchase.
Restricted bank deposits
e.	Restricted bank deposits:
Restricted bank deposits are deposits related to forward contracts with banks. Restricted deposits are presented at their cost.
Inventories
f.	Inventories:

The inventory is valued at the lower of cost or net realizable value. Cost is determined using the moving average cost method. In 2017 and 2016, inventory write-offs amounted to $75 and $92, respectively.

Inventory write-offs and write-downs are provided to cover risks arising from slow-moving items or technological obsolescence.

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and software	20 - 33	(Mainly 33)
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

Business combination
h.	Business combination:

The consolidated financial statements include the operations of an acquired business from the date of the acquisition’s consummation. Acquired businesses are accounted for using the acquisition method of accounting in accordance with ASC No. 805, “Business Combinations”, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of its fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings.

Impairment of long-lived assets and intangible assets subject to amortization
i.	Impairment of long-lived assets and intangible assets subject to amortization:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value.

Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the asset. If intangible assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. As of December 31, 2017 the remaining intangible assets were comprised of software and costumer relationship (see Note 8).

For each of the three years ended on December 31, 2017, 2016 and 2015, no impairment losses were identified.

Goodwill
j.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other (“ASC 350”), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if indicators of impairment are present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or “Step 1”, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or “Step 2”, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The Company operates in two operating-based segments: RFID and Mobile Solutions and Supply Chain Solutions. The Company’s goodwill is related to the RFID and Mobile Solutions segment, which represents a reporting unit as a whole.

The Company determined the fair value of such reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit’s fair value at this time. The impairment test was based on a valuation performed by management with the assistance of a third party appraiser. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The material assumptions used for the Income Approach for 2017 were five years of projected net cash flows, WACC of 15% and a long-term growth rate of 2%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The aggregate fair value of the RFID and Mobile Solutions segment depends on various factors, some of which are qualitative and involve management judgment, including stable backlog coverage and experience in meeting operating cash flow targets.

During years 2017, 2016 and 2015 no impairment losses have been identified.

Severance pay
k.	Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law - 1963 (the “Israeli Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees employed for a period of more than one year are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for its Israeli employees is mostly covered by insurance or pension policies designed solely for distributing severance pay.

Most of the Company’s employees are subject to Section 14 of the Israeli Severance Pay Law. The Company’s contributions towards severance pay, for Israeli employees subject to this section, have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are required to be made by the Company to the employee in respect of severance pay. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for years 2017, 2016 and 2015 amounted to $451, $ 240 and $ 202, respectively.

Revenue recognition
l.	Revenue recognition:

The Company derives its revenues mainly from the sale of products and supporting services.

In accordance with ASC Topic 605 “Revenue Recognition”, the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting receivable is reasonably assured.

Revenues from service contracts are recognized ratably over the service period.

The Company applies the provisions of ASC Topic 605-25, “Revenue Recognition - Multiple-Element Arrangements”, as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products and services. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis.

the Company follows the guidance in ASC 605-35, “Revenue Recognition - Construction-Type and Production-Type Contracts” (“ASC 605-35”), with respect to revenues from customized software solutions, whereby the Company applies the completed contract method, since the Company is unable to obtain reasonable dependable estimates of the total effort required for completion . Under the completed contract method, all revenue and related costs of revenue are deferred and recognized upon completion. Provisions for estimated losses on contracts in process are recognized in the period such losses are determined.

Deferred revenues include unearned amounts received from customers (mostly for service contracts, software projects and advances from customers) but not yet recognized as revenues. Deferred revenues from service contracts are recognized over the period of the contract and advances are recognized once the delivery of the products is done.

Income taxes
m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized. Interest expense and potential penalties related to income taxes are included in the tax expense line of the Company’s Consolidated Statements of Operations.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Concentrations of credit risk and allowance for doubtful accounts
n.	Concentrations of credit risk and allowance for doubtful accounts:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, other accounts receivable and foreign currency derivative contracts.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, the Far East, Europe and America. The Company generally does not require collateral; however a significant part of the Company’s customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd. In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The expenses (income) related to the allowance for doubtful accounts for the years ended December 31, 2017, 2016 and 2015, is $27, $10 and $(85), respectively.

Contingencies
o.	Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Derivative financial instruments
p.	Derivative financial instruments:

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 11 for disclosure of the derivative financial instruments in accordance with such pronouncements.

For other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income as incurred in financing income (expenses), net.

Basic and diluted net income per share
q.	Basic and diluted net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus the potential dilution to Ordinary Shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of Ordinary Shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings per share, since they would have an anti-dilutive effect, was 314,125, 283,670 and 404,894 for the years ended December 31, 2017, 2016, and December 31, 2015, respectively.

Accounting for share-based compensation
r.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”), which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on the simplified method permitted by the SEC’s Staff Accounting Bulletin (“SAB”) No.107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in years 2017, 2016 and 2015 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2017	2016	2015

Risk-free interest	2.05%	1.09%	1.13%
Dividend yields	0	0	0
Volatility	57%	85%	76%
Expected option term	3.5 years	3.5 years	3.8 years
Forfeiture rate	0%	0%	0%

The Company applies ASC 505-50, Equity-Based Payments to Non-Employees (“ASC 505”) with respect to options and warrants issued to non-employees, which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Fair value of measurements
s.	Fair value of measurements:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities.

The Company also measures certain non-financial assets, consisting mainly of goodwill and intangible assets at fair value on a nonrecurring basis.  These assets are adjusted to fair value when they are considered to be impaired (see Note 8).  As of December 31, 2017 the Company measured the fair value of goodwill with a total carrying amount of US$ 4.7 million that is allocated to one reporting unit. The evaluation provided that there is no need to recognize impairment. The fair value measurement of the non-financial assets is classified as level 3.

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), pursuant to which fair value is defined as the price that would be received in consideration for the sale of an asset or paid for the transfer of a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that the Company assumes market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.

In accordance with ASC 820, derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial liabilities and assets measured at fair value on a recurring basis, consisted of derivatives (foreign currency forward contracts and hedging contracts) which were classified within Level 2 and amounted to $ 30 and $ 32 liability as of December 31, 2017 and 2016, respectively.

The fair value hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposits, other accounts receivable, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

New and recent accounting pronouncements
t.	New and recent accounting pronouncements:

Accounting Standards Update 2015-11, “Simplifying the Measurement of Inventory”

Effective January 1, 2017, the Company adopted ASU No. 2015-11, simplifying the Measurement of Inventory (Topic 330) (“ASU 2015- 11”).

ASU 2015-11 outlines that inventory within the scope of its guidance be measured at the lower of cost and net realizable value.  Inventory measured using last-in, first-out (LIFO) and the retail inventory method (RIM) are not impacted by the new guidance.  Prior to the issuance of ASU 2015-11, inventory was measured at the lower of cost or market (where market was defined as replacement cost, with a ceiling of net realizable value and floor of net realizable value less a normal profit margin).

The adoption of ASU 2015-11 did not have a significant effect on the consolidated financial statements.

Accounting Standards Update 2016-09 “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”

Effective January 2017, the Company adopted Accounting Standards Update (ASU) No. 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments are intended to improve the accounting for employee share-based payments and affect all organizations that issue share-based payment awards to their employees.

Several aspects of the accounting for share-based payment award transactions are simplified, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows. The amendments also simplify two areas specific to private companies.

The adoption of this ASU did not have a significant impact on the consolidated financial statements.

Accounting Standards Update 2014-09, “Revenue from Contracts with Customers”

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”).

ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance.  ASU 2014-09 also requires entities to disclose sufficient information, both quantitative and qualitative, to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

An entity should apply the amendments in ASU 2014-09 using one of the following two methods:  1. Retrospectively to each prior reporting period presented with a possibility to elect certain practical expedients, or, 2. Retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application.  If an entity elects the latter transition method, it also should provide certain additional disclosures.

During 2016, the FASB issued several Accounting Standards Updates (“ASUs”) that focus on certain implementation issues of the new revenue recognition guidance including Narrow-Scope Improvements, Practical Expedients and technical corrections.

In accordance with an amendment to ASU 2014-09, introduced by Accounting Standard 2015-14, “Revenue from contracts with Customers – Deferral of the Effective Date”, for a public entity, the amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period (the first quarter of fiscal year 2018 for the Company).  Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

The Company intends to adopt ASU 2014-09 as of January 1, 2018.

The Company evaluated the impact of ASU 2014-09 on its revenue streams and selling contracts, if any, and on its financial reporting and disclosures and on the business processes, controls and systems.

Based on such evaluation, management believes that the adoption of ASU 2014-09 will not have a significant impact on its consolidated financial statements.

Accounting Standards Update 2016-02, “Leases (Topic 842): Section A – Leases: Amendments to the FASB Accounting Standards Codification; Section B – Conforming Amendments Related to Leases: Amendments to the FASB Accounting Standards Codification; Section C – Background Information and Basis for Conclusions”

In February, 2016, the FASB issued its new lease accounting guidance in Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1. A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and, 2. A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year Company). Early application is permitted for all public business entities upon issuance.

Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

The Company is in the process of assessing the impact, if any, of ASU 2016-02 on its consolidated financial statements.

Accounting Standards Update 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, the FASB issued ASC Update 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.”

ASC Update 2016-13 revised the criteria for the measurement, recognition, and reporting of credit losses on financial instruments to be recognized when expected. This update is effective for fiscal years beginning after December 15, 2019, including the interim periods within those years, with early adoption permitted for fiscal years beginning after December 15, 2018, including interim periods within those years.

The Company is in the process of evaluating the effect that ASU 2016-13 will have on the results of operations and financial statements, if any.

Accounting Standards Update 2017-04 “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

In January 2017, the FASB issued ASC Update 2017-4, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.”

To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

The amendments should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition.

A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.

Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company is evaluating the impact of ASU 2017-4 on its goodwill impairment valuation.

Accounting Standards Update 2017-12 “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities”

In August 2017, the FASB issued ASC Update 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. (ASU 2017-12)”

ASU 2017-12, amends the hedge accounting recognition and presentation requirements in ASC 815 in order to (1) improve the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and (2) reduce the complexity of and simplify the application of hedge accounting by preparers.

ASU 2017-12 eliminates the concept of separately recognizing periodic hedge ineffectiveness for cash flow and net investment hedges. Accordingly, the impact of both the effective and ineffective components of a hedging relationship will be recognized in the same financial reporting period and in the same income statement line item. Also, the guidance in ASU 2017-12 includes certain targeted improvements to existing guidance on quantitative and qualitative assessments of initial and ongoing hedge effectiveness.

The transition guidance in ASU 2017-12 requires an entity to apply the amendments using a modified retrospective approach to hedging relationships that exist as of the date of adoption by recording a cumulative-effect adjustment to the opening balance of retained earnings as of the most recent period presented. Entities must apply the new and modified disclosure requirements prospectively from the date of adoption.

For public business entities, the guidance in ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within fiscal years beginning after December 15, 2020. Early application of the guidance is permitted, including in an interim reporting period. If adopting the guidance in an interim reporting period, an entity must reflect the effect of the adoption as of the beginning of the fiscal year that includes the interim reporting period in which the guidance is adopted.

The Company is evaluating the impact of the amendments on its consolidated financial statements.